INVESTMENT IN PREMIUM NICKEL RESOURCES INC. (Details Narrative) - CAD ($)			2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jan. 02, 2020	Aug. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Aug. 26, 2021	Mar. 23, 2021	Jan. 14, 2021
IfrsStatementLineItems [Line Items]
Investment amount										$ 100,400
Common shares issued										251,000
Investment in advance								$ 50,000
Net assets	$ 39,644,000			$ 41,486,000		$ 41,486,000		39,644,000
Total comprehensive loss				(421,000)	$ (808,000)	(1,546,000)	$ (2,006,000)
Equity loss				20,000		37,000
Service fees				20,000	46,000	33,000	81,000
Administrative fees				35,000	$ 21,000	52,000	$ 40,000
Due from related party	$ 55,000			$ 214,000		$ 214,000		55,000
Non Adjusting Event [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage									10.00%
Premium Nickel Resources [member]
IfrsStatementLineItems [Line Items]
Investment advance											$ 50,400
Premium Nickel Resources [member] | Non Adjusting Event [Member]
IfrsStatementLineItems [Line Items]
Funds received for service			$ 214,195
Memorandum of Understanding [member] | Premium Nickel Resources [member]
IfrsStatementLineItems [Line Items]
Number of units subscribed						2,400,000
Share price				$ 0.01		$ 0.01
Investment amount				$ 24,000		$ 24,000
Investment description						The Company’s initial investment included a provision that gives the Company the right to nominate two directors to the board of directors of Premium Nickel. The Company’s initial investment also included Premium Nickel issuing the Company a non-transferable share purchase warrant (the “Warrant”), which entitles the Company to purchase common shares of Premium Nickel, for up to 15% of the capital of Premium Nickel upon payment of US $10 million prior to the fifth anniversary of the date of issue.
Ownership percentage				9.94%	10.87%	9.94%	10.87%
Net assets				$ 1,616,813		$ 1,616,813
Total comprehensive loss						367,836
Equity loss						36,563
Memorandum of Understanding [member] | Premium Nickel Resources [member] | Common Shares [member]
IfrsStatementLineItems [Line Items]
Number of units subscribed	4,657,711
Investment amount	$ 154,164							$ 154,164
Management and Technical Services Agreement [Member] | Premium Nickel Resources [member]
IfrsStatementLineItems [Line Items]
Agreement description		the Company entered into a Management and Technical Services Agreement (“the Services Agreement”) with Premium Nickel whereby the Company will provide certain technical, corporate, administrative and clerical, office and other services to Premium Nickel during the due diligence stage of the contemplated arrangement. The Company will charge Premium Nickel for expenses incurred and has the right to charge a 2% administrative fee on third party expenses. The Company will invoice Premium Nickel on a monthly basis and payment shall be made by Premium Nickel no later than 15 days after receipt of such invoice. The term of the Service Agreement is for an initial period of 3 years and can be renewed for an additional 1 year period. The Service Agreement can be terminated within 30 days notice, for non-performance, by the Company giving 6 months notice or Premium Nickel within 90 days provided the Company no longer owns at least 10% of the outstanding common shares of Premium Nickel. If Premium Nickel defaults on making payments, the outstanding balance shall be treated as a loan to Premium Nickel, to be evidenced by a promissory note. The promissory note will be payable upon demand and bear interest at a rate equal to the then current lending rate plus 1%, calculated from the date of default. Subsequent payment by Premium Nickel will be first applied to accrued interest and then principle of the invoice.
Service Agreement [Member] | Premium Nickel Resources [member]
IfrsStatementLineItems [Line Items]
Service fees						844,379	$ 454,336
Administrative fees						16,888
Funds received for service						793,017	336,533
Due from related party				$ 214,195	$ 132,324	$ 214,195	$ 132,324